CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.6%
	Bermuda - 1.0%
2,460,413	PAX Global Technology Ltd.	$ 1,872,168

	Canada - 4.5%
16,894	Franco-Nevada Corporation	2,409,084
109,400	Quebecor, Inc., Class B(a)	2,696,331
89,847	TC Energy Corporation(a)	3,631,237
		8,736,652
	Cayman Islands - 0.6%
2,335,591	NagaCorp Ltd.(b)	1,234,345

	Chile - 2.0%
191,849	Cia Cervecerias Unidas S.A. - ADR	3,113,709
102,546,552	Vina San Pedro Tarapaca S.A.(c)	699,579
		3,813,288
	Denmark - 2.6%
235,985	ISS A/S	4,992,559

	Finland - 2.2%
384,540	Wartsila OYJ Abp(a)	4,336,171

	France - 11.6%
31,542	Air Liquide S.A.	5,656,725
36,000	BNP Paribas S.A.	2,271,870
140,974	Cie Plastic Omnium S.A.	2,479,600
32,071	Eiffage S.A.	3,348,569
11,100	Schneider Electric S.E.	2,016,661
22,063	Sodexo S.A.	2,429,579
56,140	Ubisoft Entertainment S.A.(b)	1,586,860
75,740	Worldline S.A.(b)	2,773,669
		22,563,533
	Germany - 3.2%
55,750	Fraport A.G. Frankfurt Airport Services Worldwide(b)	2,975,921
54,091	Porsche Automobil Holding S.E.	3,260,115
		6,236,036

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.6% (Continued)
	Indonesia - 1.1%
1,160,445	Gudang Garam Tbk P.T.	$ 2,134,707

	Ireland - 2.4%
71,853	Perrigo Company plc	2,439,410
115,120	Ryanair Holdings plc(b)	2,171,292
		4,610,702
	Israel - 0.9%
303,478	ICL Group Ltd.	1,665,772

	Japan - 7.7%
61,980	FANUC Corporation	2,176,120
32,000	Hitachi Ltd.	1,989,896
175,751	Nagaileben Company Ltd.	2,662,592
127,105	Sekisui Jushi Corporation	2,021,295
15,102	Shimano, Inc.(a)	2,528,501
150,100	T Hasegawa Company Ltd.(a)	3,595,913
		14,974,317
	Korea (Republic Of) - 0.7%
33,748	S-1 Corporation	1,369,980

	Mexico - 1.4%
1,190,351	Megacable Holdings S.A.B. de C.V.	2,757,634

	Netherlands - 1.0%
56,456	Koninklijke Vopak N.V.	2,015,160

	Singapore - 3.1%
416,469	Oversea-Chinese Banking Corporation Ltd.	3,788,725
315,000	Singapore Exchange Ltd.	2,243,246
		6,031,971
	Spain - 2.1%
685,000	Banco Santander S.A.	2,536,026
53,818	Cia de Distribucion Integral Logista Holdings S.A.	1,451,310
		3,987,336

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.6% (Continued)
	Sweden - 3.4%
59,774	Loomis A.B.	$ 1,745,501
281,837	MEKO A.B.	2,913,562
180,000	Skandinaviska Enskilda Banken A.B.	1,990,784
		6,649,847
	Switzerland - 6.0%
49,846	Julius Baer Group Ltd.	3,145,799
30,000	Nestle S.A.	3,608,910
249,520	Softwareone Holding A.G.	4,953,000
		11,707,709
	Thailand - 2.8%
641,900	Bangkok Bank PCL	3,155,294
592,930	Siam City Cement PCL	2,343,089
		5,498,383
	United Kingdom - 1.0%
1,079,522	Firstgroup plc	2,000,069

	United States - 21.3%
20,926	Brunswick Corporation	1,813,029
6,157	Carlisle Companies, Inc.	1,579,455
13,937	CarMax, Inc.(b)	1,166,527
18,000	Chevron Corporation	2,832,300
43,750	Dentsply Sirona, Inc.	1,750,875
8,600	Dollar General Corporation	1,460,108
16,457	Emerson Electric Company	1,487,548
16,100	FleetCor Technologies, Inc.(b)	4,042,388
58,155	Henry Schein, Inc.(b)	4,716,371
6,694	McDonald's Corporation	1,997,557
4,500	Meta Platforms, Inc., Class A(b)	1,291,410
12,200	Mohawk Industries, Inc.(b)	1,258,552
4,927	O'Reilly Automotive, Inc.(b)	4,706,763
16,108	Ross Stores, Inc.	1,806,190
22,495	Scotts Miracle-Gro Company (The)(a)	1,410,212
42,312	Sonoco Products Company	2,497,254
14,500	Walmart, Inc.	2,279,110

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares				Fair Value
	COMMON STOCKS — 82.6% (Continued)
	United States - 21.3% (Continued)
3,842	WW Grainger, Inc.			$ 3,029,763
				41,125,412

	TOTAL COMMON STOCKS (Cost $145,799,734)			160,313,751

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.7%
	United States - 4.7%
51,027	SPDR Gold Shares(b)			9,096,583

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,330,010)			9,096,583

Shares				Fair Value
	PRIVATE INVESTMENT FUNDS — 2.6%
	United States - 2.6%
2,691,200	Coast Capital Midas Fund LP(b),(c),(d),(e),(f)			5,097,133

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,800,000)			5,097,133

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.3%
	Ireland — 1.3%
2,500,000 USD	Perrigo Finance Unlimited Company	3.9000	12/15/24	2,418,750

	United States — 1.0%
2,000,000 USD	Bath & Body Works, Inc.	6.6940	01/15/27	2,010,420

	TOTAL CORPORATE BONDS (Cost $4,461,920)			4,429,170

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.3%
	COLLATERAL FOR SECURITIES LOANED - 1.9%
3,606,831	State Street Navigator Securities Lending Government Money Market Portfolio, , 5.11% (Cost $3,606,831)(g),(h)	$ 3,606,831

	MONEY MARKET FUNDS - 7.4%
14,483,177	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.95% (Cost $14,483,177)(g)	14,483,177

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,090,008)	18,090,008

	TOTAL INVESTMENTS - 101.5% (Cost $179,481,672)	$ 197,026,645
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(2,975,620)
	NET ASSETS - 100.0%	$ 194,051,025

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $12,563,733 at June 30, 2023.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2023 was $5,796,712, representing 3.0% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as June 30, 2023, amounted to $5,097,133, which represents approximately 2.6% of the net assets of the Fund. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.
(f)	Restricted security.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(h)	The loaned securities were secured with short-term investment cash collateral of $3,606,831 and non-cash collateral of $9,387,340. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.8%
	Bermuda - 1.2%
248,587	PAX Global Technology Ltd.	$ 189,154

	Canada - 4.3%
10,980	Quebecor, Inc., Class B(a)	270,619
10,347	TC Energy Corporation(a)	418,182
		688,801
	Cayman Islands - 1.4%
441,080	NagaCorp Ltd.(b)	233,108

	Chile - 5.1%
14,627	Cia Cervecerias Unidas S.A. - ADR	237,396
84,677,397	Vina San Pedro Tarapaca S.A.(c)	577,675
		815,071
	Denmark - 3.3%
25,301	ISS A/S	535,274

	Finland - 2.6%
37,019	Wartsila OYJ Abp(a)	417,436

	France - 14.5%
2,511	Air Liquide S.A.	450,322
3,000	BNP Paribas S.A.	189,322
5,000	Cie Plastic Omnium S.A.	87,945
4,101	Eiffage S.A.	428,190
1,280	Schneider Electric S.E.	232,552
3,894	Sodexo S.A.	428,807
5,914	Ubisoft Entertainment S.A.(b)	167,166
10,005	Worldline S.A.(b)	366,392
		2,350,696
	Germany - 4.7%
7,644	Fraport A.G. Frankfurt Airport Services Worldwide(b)	408,035
5,900	Porsche Automobil Holding S.E.	355,598
		763,633

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	Indonesia - 2.0%
170,955	Gudang Garam Tbk P.T.	$ 314,482

	Ireland - 3.3%
6,607	Perrigo Company plc	224,308
16,064	Ryanair Holdings plc(b)	302,985
		527,293
	Israel - 1.2%
34,127	ICL Group Ltd.	187,321

	Japan - 7.9%
4,420	FANUC Corporation	155,186
2,500	Hitachi Ltd.	155,461
16,324	Nagaileben Company Ltd.	247,305
18,545	Sekisui Jushi Corporation	294,913
688	Shimano, Inc.(a)	115,191
12,400	T Hasegawa Company Ltd.(a)	297,063
		1,265,119
	Korea (Republic Of) - 1.3%
5,173	S-1 Corporation	209,995

	Mexico - 1.7%
119,587	Megacable Holdings S.A.B. de C.V.	277,042

	Netherlands - 2.2%
10,085	Koninklijke Vopak N.V.	359,978

	Singapore - 4.1%
42,101	Oversea-Chinese Banking Corp Ltd.	383,003
38,000	Singapore Exchange Ltd.	270,614
		653,617
	Spain - 2.6%
50,000	Banco Santander S.A.	185,111
8,679	Cia de Distribucion Integral Logista Holdings S.A.	234,047
		419,158

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	Sweden - 4.5%
6,934	Loomis A.B.	$ 202,484
34,745	MEKO A.B.	359,186
14,000	Skandinaviska Enskilda Banken A.B.	154,839
		716,509
	Switzerland - 8.2%
3,000	Julius Baer Group Ltd.	189,331
4,050	Nestle S.A.	487,203
32,910	Softwareone Holding A.G.	653,266
		1,329,800
	Thailand - 4.6%
92,800	Bangkok Bank PCL	456,164
73,434	Siam City Cement PCL	290,190
		746,354
	United Kingdom - 2.1%
181,874	Firstgroup plc	336,965

	TOTAL COMMON STOCKS (Cost $13,314,446)	13,336,806

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.7%
	United States - 6.7%
6,003	SPDR Gold Shares(b)	1,070,155

	TOTAL EXCHANGE-TRADED FUNDS (Cost $742,331)	1,070,155

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 7.9%
	United States - 7.9%
672,800	Coast Capital Midas Fund LP(b),(c),(d),(e),(f)	1,274,283

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $1,200,000)	1,274,283

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	COLLATERAL FOR SECURITIES LOANED - 0.2%
27,720	State Street Navigator Securities Lending Government Money Market Portfolio, , 5.11% (Cost $27,720)(g),(h)	$ 27,720

	MONEY MARKET FUNDS - 0.2%
34,254	State Street Institutional Treasury Plus Money Market Fund Trust Class, Trust Class, 4.95% (Cost $34,254)(g)	34,254

	TOTAL SHORT-TERM INVESTMENTS (Cost $61,974)	61,974

	TOTAL INVESTMENTS - 97.8% (Cost $15,318,751)	$ 15,743,218
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	348,043
	NET ASSETS - 100.0%	$ 16,091,261

ADR	- American Depositary Receipt
A.S.	- Anonim Sirketi
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $1,374,137 at June 30, 2023.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2023 was $1,851,958, representing 11.5% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as March 31, 2023, amounted to $1,274,283, which represents approximately 7.9% of the net assets of the Fund. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.
(f)	Restricted security.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(h)	The loaned securities were secured with short-term investment cash collateral of $27,720 and noncash collateral of $1,406,235. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.